Cost of revenue	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the three months ended March 31:

	Three months ended March 31,
	2026	2025
	$	$
Employee salaries and benefits	6,080	5,122
Web hosting fees	2,060	1,947
Third party service fees	5,849	3,983
Other	364	343
	14,353	11,395